Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/02

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    __Bowman Financial Management Co., Inc.___
Address: __1013 N. Calvert Street__________________
         __Baltimore, MD. 21202____________________
         __________________________________________

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: ___Bernard Smith__________________________
Title: __System Administrator___________________
Phone: __410-685-0234___________________________

Signature, Place, and Date of Signing:
_Bernard Smith________Baltimore, Maryland__________11/10/02
 [Signature] 		  [City, State] 	     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number 		Name
28-____________ 			_____________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None
Form 13F Information Table Entry Total: 81
Form 13F Information Table Value Total: $85,211,780.27 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 			Name
____ 		28-____________ 				________

Form 13F INFORMATION TABLE
Name              CLASS	 CUSIP	   Value AMT  Inv.Desc. Other Man. Author.
CVS Corp. Delaware  CS  126650100   266,175.00   10,500  Y       N   Sole
Dollar General      CS  256669102 1,322,484.43   98,546  Y       N   Sole
Lowes Companies Inc CS  548661107 2,486,079.81   60,050  Y       N   Sole
Manpower            CS  56418H100   513,450.00   17,500  Y       N   Sole
NCR		    CS  62886E108   320,760.00	 16,200  Y       N   Sole
Proctor & Gamble    CS  74271810  2,302,607.56   25,762  Y       N   Sole
Target Corp.        CS  87612E106   832,473.72   28,200  Y       N   Sole
Wal-Mart Stores Inc CS  93114210  3,744,406.56   76,044  Y       N   Sole
Walgreen            CS  931422109   639,808.00   20,800  Y       N   Sole
American Tower Corp CS	029912201   154,821.48   97,372  Y	 N   Sole
ADP                 CS  053015103 1,009,720.80	 29,040  Y 	 N   Sole
Computer Science    CS	205363104 1,649,086.39	 59,341  Y       N   Sole
Concord EFS Inc.    CS  206197105   377,944.00   23,800  Y       N   Sole
Convergys Corp      CS  212485106   516,280.50   34,350  Y       N   Sole
Emerson Electric    CS	29101110  2,565,876.30	 58,395  Y	 N   Sole
Honeywell Intl.	    CS	438516106   263,424.52	 12,161  Y	 N   Sole
3M	            CS  604059105   805,640.22    7,326  Y       N   Sole
Molex Inc. Class A  CS	608554200   947,585.38   45,126  Y	 N   Sole
Service Masters     CS  81760N109   187,639.90   17,294  Y       N   Sole
Interpublic Group   CS  460690100   445,385.00	 28,100  Y	 N   Sole
United Parcel Svc.  CS  911312106   268,879.00    4,300  Y       N   Sole
Abbott Laboratories CS  00282410  2,671,207.60   66,119  Y       N   Sole
Amgen               CS  031162100 1,670,710.50   40,065  Y       N   Sole
Anthem Inc.         CS  ATH         316,160.00    4,864  Y       N   Sole
Biomet Inc.         CS  0806131D0   756,302.48   28,400  Y       N   Sole
Bristol Myers       CS  110122108   764,561.29   32,124  Y       N   Sole
Cardinal Health     CS  14149Y10  3,960,588.86   63,675  Y       N   Sole
Caremark Rx, Inc.   CS  141705103   288,133.00   16,949  Y       N   Sole
Johnson & Johnson   CS  47816010  2,805,129.60   51,870  Y       N   Sole
Lilly               CS  532457108   502,487.20    9,080  Y       N   Sole
Merck & Co.         CS  589331107   510,306.44   11,164  Y       N   Sole
Pfizer              CS  717081103   759,192.22   26,161  Y       N   Sole
Quest Diagnostics   CS  74834L100 1,184,452.50   19,250  Y       N   Sole
Schering Plough     CS  806605101   344,318.00   16,150  Y       N   Sole
Agilent Tech.       CS  00846U101   659,966.20   50,533  Y       N   Sole
Atmel Corp          CS  04951310    201,930.00  190,500  Y       N   Sole
Cisco Systems       CS  17275R102   717,460.80   68,460  Y       N   Sole
HP / Compaq         CS  HPQ         527,790.34   45,226  Y       N   Sole
IBM                 CS  459200101   907,770.08   15,568  Y       N   Sole
Intel Corp.         CS  45814010    515,596.80   37,120  Y       N   Sole
Microsoft Corp      CS  59491810    846,587.70   19,355  Y       N   Sole
Oracle Systems      CS  68389X105 1,130,181.54  143,789  Y       N   Sole
Solectron           CS  834182107   219,862.00  104,200  Y       N   Sole
McCormick & Co.     CS  579780206   388,148.00   16,876  Y       N   Sole
Pepsico Inc.        CS  713448108   304,837.00    8,250  Y       N   Sole
Sysco  Corp         CS  87182910    816,098.94   28,746  Y       N   Sole
AT&T Wireless Group CS  001957406   477,367.92  115,866  Y       N   Sole
Bellsouth Corp.     CS  079860102   447,396.00   24,368  Y       N   Sole
Comcast corp.       CS  200300200 1,501,920.00   72,000  Y       N   Sole
SBC Communications  CS  783876103   720,846.30   35,863  Y       N   Sole
Verizon             CS  077853109 1,055,150.32   38,453  Y       N   Sole
Vodafone Airtouch   CS  92857T107   743,819.25   57,975  Y	 N   Sole
Dominion Resources  CS  257470104   885,191.83   17,449  Y	 N   Sole
Chevron/Texaco      CS  166764100   541,812.00    7,824  Y       N   Sole
Exxon/Mobil Corp    CS  30229010  2,355,948.34   74,854  Y       N   Sole
Halliburton Co      CS  406216101   948,433.15   73,465  Y       N   Sole
American Intern.    CS  02687410  2,826,349.23   51,670  Y       N   Sole
Bank of America     CS  06605F102 1,208,879.92   18,947  Y       N   Sole
Citigroup           CS  17296701  1,405,437.69   47,400  Y       N   Sole
Fannie Mae          CS  31358610  1,979,169.14   33,241  Y       N   Sole
Federal Home Loan   CS  313400301 1,588,342.60   28,414  Y       N   Sole
First Data Corp     CS  319963104   619,204.30   22,154  Y       N   Sole
MBNA Corp           CS  55262L100   349,789.78   19,031  Y       N   Sole
Wachovia Corp.      CS  929903102   619,998.54   18,966  Y       N   Sole
Duke-Weeks Realty   CS  264411505   893,706.00   36,300  Y       N   Sole
Federal Realty Inv. CS  313747206   294,300.00   10,900  Y       N   Sole
Simon Property      CS  828806109   889,677.00   24,900  Y       N   Sole
Wash. Real Estate   CS  939653101   267,759.00   10,550  Y       N   Sole
Aflac               CS  001055102 1,000,432.62   32,598  Y       N   Sole
Marsh & Mclennan    CS  571748102 16,200,541.68 389,062  Y       N   Sole


Total Value: $85,211,780.27